Restricted Cash (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash and Cash Equivalents, Current	$ 1,549	$ 3,007
Expanded Program on Immunization [Member]
Restricted Cash and Cash Equivalents, Current	781
Bank Loans [Member]
Restricted Cash and Cash Equivalents, Current	$ 768